Promissory Notes - Summary of Current Promissory Notes (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Existing Balance	$ 6,058
Promissory notes	4,478	$ 0
Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes	4,478
Discharge	1,834
Sponsor Note [Member]
Debt Instrument [Line Items]
Existing Balance	1,807
Sponsor Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes	806
Discharge	$ 1,144
FutureTech Note [Member]
Debt Instrument [Line Items]
Original Issue Date	Jul. 11, 2023
Existing Balance	$ 1,363
FutureTech Note [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes	1,022
Discharge	$ 340
Denali Underwriter Notes [Member]
Debt Instrument [Line Items]
Original Issue Date	Apr. 06, 2022
Existing Balance	$ 2,888
Denali Underwriter Notes [Member] | Satisfaction and Discharge of Indebtedness Agreement [Member]
Debt Instrument [Line Items]
Promissory notes	2,650
Discharge	$ 350
Maximum [Member] | Sponsor Note [Member]
Debt Instrument [Line Items]
Original Issue Date	Jul. 10, 2024
Minimum [Member] | Sponsor Note [Member]
Debt Instrument [Line Items]
Original Issue Date	Apr. 11, 2023